CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
Profit for the year	£ (15,063)	£ 9,098
Income tax charge	(635)	(2,381)
Non-cash adjustments	37,665	46,207
Tax received / (paid)	3,894	(3,786)
UK research and development credit received	3,871	0
Net changes in working capital	10,678	(12,716)
Net cash from operating activities	40,410	36,422
INVESTING ACTIVITIES
Purchase of non-current assets (tangibles and intangibles)	(11,127)	(1,571)
Proceeds / (Loss) from disposal of non-current assets	63	36
Payment for acquisition of subsidiary, net of cash acquired	(3,586)	(5,900)
Interest received	1,249	720
Net cash used in investing activities	(13,401)	(6,715)
FINANCING ACTIVITIES
Proceeds from sublease	53	64
Proceeds from borrowings	43,000	10,000
Repayment of borrowings	(23,330)	(30,842)
Repayment of lease liabilities	(6,583)	(6,159)
Repayment of lease interest	(855)	(989)
Interest and debt financing costs paid	(5,162)	(4,282)
Grant received	10	274
Payment for repurchase of own shares	(24,985)	0
Net cash used in financing activities	(17,852)	(31,934)
Net change in cash and cash equivalents	9,157	(2,227)
Cash and cash equivalents at the beginning of the year	59,345	62,358
Net foreign exchange differences	(18)	(66)
Cash and cash equivalents at the end of the year	£ 68,484	£ 60,065